Initial Public Offering (FY) (Details)	Jun. 24, 2019 $ / shares shares
Initial Public Offering [Member]
Initial Public Offering [Abstract]
Units issued (in shares)	25,000,000
Initial Public Offering [Member] | Public Shares [Member]
Initial Public Offering [Abstract]
Units issued (in shares)	25,000,000
Unit price (in dollars per share) | $ / shares	$ 10.00
Initial Public Offering [Member] | Public Warrant [Member]
Initial Public Offering [Abstract]
Number of securities called by each unit (in shares)	0.5
Exercise price of warrant (in dollars per share) | $ / shares	$ 11.50
Initial Public Offering [Member] | Class A Common Stock [Member]
Initial Public Offering [Abstract]
Number of securities called by each unit (in shares)	1
Number of securities called by each warrant (in shares)	1
Over-Allotment Option [Member]
Initial Public Offering [Abstract]
Units issued (in shares)	2,500,000
Unit price (in dollars per share) | $ / shares	$ 10.00
Over-Allotment Option [Member] | Public Shares [Member]
Initial Public Offering [Abstract]
Units issued (in shares)	2,500,000
Unit price (in dollars per share) | $ / shares	$ 10.00